AQUILA THREE PEAKS HIGH INCOME FUND
                                Supplement to the
                       Statement of Additional Information
                 Dated April 30, 2007 as Previously Supplemented
                         June 1, 2007 and August 3, 2007


         The material under the caption "Management of the Fund" is replaced by the following:


                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee recommends to the Board of Trustees what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had three meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         On June 10, 2007, Mr. Russell K. Okata was elected a Trustee by the Board of Trustees to fill a vacancy, effective September 1, 2007.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.


Trustees
                                                                          Number of
                                                                          Portfolios   Other Directorships
                        Positions Held                                    in Fund      Held by Trustee
                        with Fund and                                     Complex(3)   (The position held is a
Name, Address(1) and    Length of      Principal Occupation(s)            Overseen     directorship unless
Date of Birth           Service(2)     During Past 5 Years                by Trustee   indicated otherwise.)
-------------           ----------     -------------------                ----------   ---------------------

Interested
Trustee(4)

Diana P. Herrmann       Chair of the   Vice Chair and Chief Executive         12       ICI Mutual Insurance Company
New York, NY            Board of       Officer of Aquila Management
(02/25/58)              Trustees and   Corporation, Founder of the Aquila
                        President      Group of Fundssm (5) and parent of
                        since 2006     Aquila Investment Management LLC,
                                       Manager since 2004, President and Chief
                                       Operating Officer since 1997, a Director
                                       since 1984, Secretary since 1986 and
                                       previously its Executive Vice President,
                                       Senior Vice President or Vice President,
                                       1986-1997; Chief Executive Officer and
                                       Vice Chair since 2004 and President,
                                       Chief Operating Officer and Manager of
                                       the Manager since 2003; Chair, Vice
                                       Chair, President, Executive Vice
                                       President or Senior Vice President of
                                       funds in the Aquila Group of Fundssm
                                       since 1986; Director of the Distributor
                                       since 1997; trustee, Reserve Money-Market
                                       Funds, 1999-2000 and Reserve Private
                                       Equity Series, 1998-2000; Governor,
                                       Investment Company Institute (a trade
                                       organization for the U.S fund industry
                                       dedicated to protecting shareholder
                                       interests and educating the public about
                                       investing) and head of its Small Funds
                                       Committee since 2004; active in
                                       charitable and volunteer organizations.

Non-interested
Trustees

John M. Burlingame      Trustee        Executive Vice President, Hyatt         1       American Resort Development
Wilmette, IL            since 2006     Vacation Ownership (including                   Association
(04/23/55)                             resort management, homeowner's
                                       association management, sales
                                       and marketing, development and
                                       consumer financing) since 1994,
                                       being involved in all phases of
                                       hotel development.

Theodore T. Mason       Lead           Executive Director, East Wind           8       Trustee, Premier VIT.
New York, NY            Independent    Power Partners LTD since 1994
(11/24/35)              Trustee        and Louisiana Power Partners,
                        since 2006     1999-2003; Treasurer, Alumni
                                       Association of SUNY Maritime
                                       College since 2004 (President,
                                       2002-2003, First Vice President,
                                       2000-2001, Second Vice
                                       President, 1998-2000) and
                                       director of the same
                                       organization since 1997;
                                       Director, STCM Management
                                       Company, Inc., 1973-2004; twice
                                       national officer of Naval
                                       Reserve Association, commanding
                                       officer of four naval reserve
                                       units and Captain, USNR (Ret);
                                       director, The Navy League of the
                                       United States New York Council
                                       since 2002; trustee, The
                                       Maritime Industry Museum at Fort
                                       Schuyler, 2000-2004; and the
                                       Maritime College at Fort
                                       Schuyler Foundation, Inc. since
                                       2000.

Glenn P. O'Flaherty     Trustee        Co-Founder, Chief Financial             2                    None
Denver, CO              since 2006     Officer and Chief Compliance
(08/03/58)                             Officer of Three Peaks Capital
                                       Management, LLP, 2003-2005; Vice
                                       President - Investment
                                       Accounting, Global Trading and
                                       Trade Operations, Janus Capital
                                       Corporation, and Chief Financial
                                       Officer and Treasurer, Janus
                                       Funds, 1991-2002.

Russell K. Okata        Trustee        Executive Director, Hawaii              5       Trustee, Pacific Capital
Honolulu, HI            since 2007     Government Employees Association                Funds(R), which includes 12 bond
(03/22/44)                             AFSCME Local 152, AFL-CIO since                 and stock funds; Chairman,
                                       1981; International Vice                        Royal State Group (insurance).
                                       President, American Federation
                                       of State, County and Municipal
                                       Employees, AFL-CIO since 1981;
                                       director of various civic and
                                       charitable organizations.

John J. Partridge       Trustee        Founding Partner, Partridge, Snow       3                    None
Providence, RI          since 2006     & Hahn, LLP, a law firm,
(05/05/40)                             Providence, Rhode Island, since
                                       1988, Senior Counsel, since
                                       January 1, 2007; Assistant
                                       Secretary - Advisor to the Board,
                                       Narragansett Insured Tax-Free
                                       Income Fund, since 2005, Trustee
                                       2002-2005; director or trustee of
                                       various educational, civic and
                                       charitable organizations,
                                       including Greater Providence
                                       Chamber of Commerce, Ocean State
                                       Charities Trust, Memorial Hospital
                                       of Rhode Island, and The Pawtucket
                                       Foundation.

Other Individuals

Chairman Emeritus(6)

Lacy B. Herrmann        Founder and    Founder and Chairman of the            N/A                    N/A
New York, NY            Chairman       Board, Aquila Management
(05/12/29)              Emeritus since Corporation, the sponsoring
                        2006           organization and parent of the
                                       Manager or Administrator and/or
                                       Adviser or Sub-Adviser to each
                                       fund of the Aquila Group of
                                       Fundssm; Chairman of the Manager
                                       or Administrator and/or Adviser
                                       or Sub-Adviser to each since
                                       2004; Founder and Chairman
                                       Emeritus of each fund in the
                                       Aquila Group of Fundssm;
                                       previously Chairman and a
                                       Trustee of each fund in the
                                       Aquila Group of Fundssm since
                                       its establishment until 2004 or
                                       2005; Director of the
                                       Distributor since 1981 and
                                       formerly Vice President or
                                       Secretary, 1981-1998; Trustee
                                       Emeritus, Brown University and
                                       the Hopkins School; active in
                                       university, school and
                                       charitable organizations.


Officers

Arthur K. Carlson       Executive      Executive Vice President -             N/A                    N/A
Paradise Valley, AZ     Vice           Advisor to the Trust, Tax-Free
(01/08/22)              President -    Trust of Arizona since 2005,
                        Advisor to     Trustee, 1987-2005; Executive
                        the Fund       Vice President - Advisor to the
                        since 2006     Fund, Aquila Rocky Mountain
                                       Equity Fund since 2006, Trustee,
                                       1993-2005; Executive Vice
                                       President - Advisor to the Fund,
                                       Aquila Three Peaks High Income
                                       Fund since 2006; formerly Senior
                                       Vice President and Manager,
                                       Trust Division of
                                       the Valley National Bank of
                                       Arizona; past President, New
                                       York Society of Security
                                       Analysts; member, Phoenix
                                       Society of Security Analysts;
                                       former director, Financial
                                       Analysts Federation; director,
                                       Northern Arizona University
                                       Foundation; advisory director of
                                       the Renaissance Companies;
                                       currently or formerly active
                                       with various other professional
                                       and community organizations.

Charles E.              Executive      Executive Vice President of all        N/A                    N/A
Childs, III             Vice           funds in the Aquila Group of
New York, NY            President      Fundssm and the Manager and the
(04/01/57)              since 2006     Manager's parent since 2003;
                                       formerly Senior Vice President,
                                       corporate development, Vice
                                       President, Assistant Vice
                                       President and Associate of the
                                       Manager's parent since 1987;
                                       Senior Vice President, Vice
                                       President or Assistant Vice
                                       President of the Aquila
                                       Money-Market Funds, 1988-2003.

Marie E. Aro            Senior Vice    Senior Vice President, Aquila          N/A                    N/A
Denver, CO              President      Rocky Mountain Equity Fund, and
(02/10/55)              since 2006     Vice President, Tax-Free Trust
                                       of Arizona, since 2004; Senior
                                       Vice President, Aquila Three
                                       Peaks High Income Fund, since
                                       2006; Vice President, INVESCO
                                       Funds Group, 1998-2003; Vice
                                       President, Aquila Distributors,
                                       Inc., 1993-1997.

Jerry G. McGrew         Senior Vice    President of the Distributor           N/A                    N/A
New York, NY            President      since 1998, Registered Principal
(06/18/44)              since 2006     since 1993, Senior Vice
                                       President, 1997-1998 and Vice
                                       President, 1993-1997; Senior
                                       Vice President, Aquila Three
                                       Peaks High Income Fund, Aquila
                                       Rocky Mountain Equity Fund and
                                       five Aquila Municipal Bond
                                       Funds; Vice President, Churchill
                                       Cash Reserves Trust, 1995-2001.

Robert W. Anderson      Chief          Chief Compliance Officer of the        N/A                    N/A
New York, NY            Compliance     Fund and each of the other funds
(08/23/40)              Officer and    in the Aquila Group of Fundssm,
                        Assistant      the Manager and the Distributor
                        Secretary      since 2004, Compliance Officer
                        since 2006     of the Manager or its
                                       predecessor and current parent
                                       1998-2004; Assistant Secretary
                                       of the Aquila Group of Fundssm
                                       since 2000.

Joseph P. DiMaggio      Chief          Chief Financial Officer of the         N/A                    N/A
New York, NY            Financial      Aquila Group of Fundssm since
(11/06/56)              Officer and    2003 and Treasurer since 2000.
                        Treasurer
                        since 2006

Edward M. W. Hines      Secretary      Partner and then shareholder of        N/A                    N/A
New York, NY            since 2006     legal counsel to the Fund,
(12/16/39)                             Hollyer Brady Barrett & Hines
                                       LLP since 1989 and thereafter
                                       its successor, Butzel Long, a
                                       professional corporation, since
                                       2007; Secretary of the Aquila
                                       Group of Fundssm.

John M. Herndon         Assistant      Assistant Secretary of the             N/A                    N/A
New York, NY            Secretary      Aquila Group of Fundssm since
(12/17/39)              since 2006     1995 and Vice President of the
                                       three Aquila Money-Market Funds
                                       since 1990; Vice President of
                                       the Manager or its predecessor
                                       and current parent since 1990.

Lori A. Vindigni        Assistant      Assistant Treasurer of the             N/A                    N/A
New York, NY            Treasurer      Aquila Group of Fundssm since
(11/02/66)              since 2006     2000; Assistant Vice President
                                       of the Manager or its
                                       predecessor and current parent
                                       since 1998; Fund Accountant for
                                       the Aquila Group of Fundssm,
                                       1995-1998.


(1) The mailing address of each Trustee and officer is c/o Aquila Three Peaks High Income Fund, 380 Madison Avenue, New York, NY 10017.

(2) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 3, are called the "Aquila Group of Fundssm."

(6) The Chairman Emeritus may attend Board meetings but has no voting power.

                       Securities Holdings of the Trustees
                                (as of 12/31/06)

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

                                           Dollar Range of
                                         Ownership in Aquila               Aggregate Dollar Range of Ownership in
         Name of Trustee           Three Peaks High Income Fund(1)         the Aquila Group of Fundssm (1)
         ---------------           -------------------------------         -------------------------------

Interested Trustee

Diana P. Herrmann                                 E                                         E

Non-interested Trustees

John M. Burlingame                                D                                         D

Theodore T. Mason                                 C                                         C

Glenn P. O'Flaherty                               C                                         C

Russell K. Okata                                  B(2)                                      C

John J. Partridge                                 C                                         D

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

(2)      As of August 17, 2007

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager or the Sub-Adviser, Three Peaks Capital Management, LLC. For its fiscal year ended December 31, 2006, the Fund paid a total of $55,331 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the twelve funds in the Aquila Group of Fundssm, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquila Group of Fundssm. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Fundssm.


                                                Compensation
                                                from all            Number of
                                                funds in the        boards on
                           Compensation         Aquila              which the
                           From the             Group of            Trustee now
Name                       Fund                 Fundssm             serves

John M. Burlingame          $  9,000            $  9,000              1

Theodore T. Mason           $ 15,750            $120,700              8

Glenn P. O'Flaherty         $ 10,250            $ 10,250              2

Russell K. Okata            $      0            $ 62,700              5

John J. Partridge           $ 11,000            $ 27,000              3

         Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below.)


                         The date of this supplement is
                               September 13, 2007

                       AQUILA THREE PEAKS HIGH INCOME FUND
                         Supplement to the Prospectuses
                 Dated April 30, 2007 as Previously Supplemented
                         June 1, 2007 and August 3, 2007

         The inside back cover of the prospectuses is replaced by the following:


FOUNDERS
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

MANAGER
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT SUB-ADVISER
Three Peaks Capital Management, LLC
5619 DTC Parkway, Suite 1000
Greenwood Village, Colorado 80111

BOARD OF TRUSTEES
Diana P. Herrmann, Chair
John M. Burlingame
Theodore T. Mason
Glenn P. O'Flaherty
Russell K. Okata
John J. Partridge

OFFICERS
Diana P. Herrmann, President
Arthur K. Carlson, Executive Vice President
Charles E. Childs, III, Executive Vice President
Jerry G. McGrew, Senior Vice President
Marie E. Aro, Senior Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

CUSTODIAN
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

COUNSEL
Butzel Long, a professional corporation
551 Fifth Avenue
New York, New York 10176



                         The date of this supplement is
                               September 13, 2007